Capital disclosures (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of liquidity and capitalization [Line Items]
Cash and cash equivalents	$ 416,763,000	$ 256,077,000	$ 375,479,000
Total liquidity	1,516,763,000	556,077,000
Total debt	1,768,853,000	1,458,286,000
Non-controlling interests	298,675,000	296,628,000
Shareholders’ equity	1,331,685,000	1,511,213,000
Total capitalization	$ 3,399,213,000	$ 3,266,127,000
Total debt to capitalization	52.00%	45.00%
Net debt to capitalization	45.00%	40.00%
Revolving credit facility
Disclosure of liquidity and capitalization [Line Items]
Undrawn credit facilities	$ 300,000,000	$ 300,000,000
Construction facilities
Disclosure of liquidity and capitalization [Line Items]
Undrawn credit facilities	800,000,000	0
Unsecured notes
Disclosure of liquidity and capitalization [Line Items]
Total debt	1,535,662,000	1,189,976,000
Egypt limited recourse debt facilities
Disclosure of liquidity and capitalization [Line Items]
Total debt	$ 75,165,000	$ 101,226,000
Ownership of subsidiary, percentage of inclusion	100.00%	100.00%
Other limited recourse debt facilities
Disclosure of liquidity and capitalization [Line Items]
Total debt	$ 158,026,000	$ 167,084,000